Revenue - Summary of deferred contract costs (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Capitalized Contract Cost [Line Items]
Balance at beginning of period	$ 26,554	$ 23,608	$ 26,361	$ 23,270	$ 23,270	$ 0
Adoption of ASC 606					0	15,958
Costs amortized	(3,612)	(2,957)	(7,317)	(6,053)	(12,446)	(9,375)
Additional amounts deferred	5,725	3,433	9,623	6,867	15,482	16,687
Balance at end of period	28,667	24,084	28,667	24,084	26,361	23,270
Classified as:
Current	12,681	10,679	12,681	10,679	11,917	10,807	$ 6,526
Non-current	15,986	13,405	15,986	13,405	14,389	12,463	$ 9,432
Total deferred contract costs	$ 28,667	$ 24,084	28,667	$ 24,084	26,361	$ 23,270
Previously Reported [Member]
Capitalized Contract Cost [Line Items]
Balance at beginning of period			$ 26,306
Balance at end of period					26,306
Classified as:
Total deferred contract costs					$ 26,306